Income Taxes - Reconciliation Between (Provision for) Benefit from Income Taxes (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income before income taxes		€ 2,445.9	€ 1,691.4	€ 1,548.6
Income tax provision based on company's domestic rate		(611.5)	(422.9)	(387.2)
Effects of tax rates in foreign jurisdictions		21.0	(2.7)	5.4
Adjustments in respect of tax exempt income		24.0	31.3	31.3
Adjustments in respect of tax incentives		272.5	178.3	205.6
Adjustments in respect of prior years' current taxes		(38.3)	(4.7)	(13.6)
Adjustments in respect of prior years' deferred taxes		40.9	(6.6)	6.0
Movements in the liability for unrecognized tax benefits		(17.4)	4.0	(10.6)
Tax effects in respect of Cymer acquisition related items		0.0	8.8	0.0
Other credits and non-taxable items		(1.9)	(5.0)	1.7
Provision for income taxes		€ (310.7)	€ (219.5)	€ (161.4)
Income before income taxes (in percentage)	[1]	100.00%	100.00%	100.00%
Income tax (provision) benefit based on company's domestic rate (in percentage)	[1]	25.00%	25.00%	25.00%
Effects of tax rates in foreign jurisdictions (in percentage)	[1]	(0.90%)	0.20%	(0.30%)
Adjustments in respect of tax exempt income (in percentage)	[1]	(1.00%)	(1.90%)	(2.00%)
Adjustments in respect of tax incentives (in percentage)	[1]	(11.10%)	(10.50%)	(13.30%)
Adjustments in respect of prior years' current taxes (in percentage)	[1]	1.60%	0.30%	0.90%
Adjustments in respect of prior years' deferred taxes (in percentage)	[1]	(1.70%)	0.40%	(0.40%)
Movements in the liability for unrecognized tax benefits (in percentage)	[1]	0.70%	(0.20%)	0.70%
Tax effects in respect of Cymer acquisition related items (in percentage)	[1]	0.00%	(0.50%)	0.00%
Other credits and non-taxable items (in percentage)	[1]	0.10%	0.30%	(0.10%)
Provision for income taxes (in percentage)	[1]	12.70%	13.00%	10.40%

[1]	As a percentage of income before income taxes.